Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net Loss	$ (10,990)	$ (11,755)	$ (7,825)
Other Comprehensive income (loss)
Reporting currency translation gain (loss)	267	(819)	(1,965)
Total other comprehensive income (loss)	267	(819)	(1,965)
Total comprehensive loss	$ (10,723)	$ (12,574)	$ (9,790)